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                                            PROSPECTUS SUPPLEMENT



MORGAN STANLEY INSTITUTIONAL FUND, INC.


Supplement dated March 8, 2002 to Prospectus dated May 1, 2001 of:

EQUITY GROWTH PORTFOLIO

FOCUS EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

VALUE EQUITY PORTFOLIO

TECHNOLOGY PORTFOLIO





The Prospectus is hereby amended and supplemented to reflect changes in the management of the Value Equity Portfolio of Morgan Stanley Institutional Fund, Inc. Morgan Stanley Investment Management's Large Cap Value and Core Equity Teams now manage the Value Equity Portfolio.

Accordingly, the fifth paragraph of the section of the Prospectus titled "PORTFOLIO MANAGERS" is hereby replaced by the following:

VALUE EQUITY PORTFOLIO
The Portfolio's assets are managed by the Large Cap Value and Core Equity Teams. Current members of the teams include Richard M. Behler, Managing Director,
Eric F. Sharpf, Vice President, and Matthew Levitties, Vice President.















              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.